UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21467

LMP Capital and Income Fund Inc.

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place, 2nd Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 888-777-0102

Date of fiscal year end: October 31

Date of reporting period: July 1, 2008–June 30, 2009

EXPLANATORY NOTE

Re: Request to Disregard Submission

Company: Legg Mason Partners Equity Trust (0000880366)

Accession Number: 0001193125-09-172754

Form Type: N-PX

Filing Date: 12-AUG-2009

The purpose of this amendment filing is to request that the above referenced EDGAR filing, submitted on August 12, 2009, be disregarded, as it was submitted in error. The submission was inadvertently submitted using the CIK for the incorrect registrant. The correct registrant is LMP Capital and Income Fund Inc. (0001270131). The filing was resubmitted on August 12, 2009 using the correct codes. The Accession Number for the correct filing is: 0001193125-09-172803.